Consolidated Balance Sheets (Parenthetical) (ZAR)	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Share capital, authorized ordinary shares	1,000,000,000	1,000,000,000	1,000,000,000
Share capital, par value	0.50	0.50	0.50
Share capital, Shares issued	723,735,186	720,796,887	705,903,511